ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE

NOTE 4 – ACCOUNTS RECEIVABLE

Accounts receivable is net of allowance for doubtful accounts.

	December 31,
	2011	2010

Accounts receivable	$48,434,033	$13,369,839
Less: allowance for doubtful accounts	(384,311)	(37,347)
Accounts receivable, net	$48,049,722	$13,332,492

Changes in the allowance for doubtful accounts are as follows:

	December 31,
	2011	2010

Beginning balance	$37,347	$42,487
Provision/(Reverse) for doubtful accounts	346,964	(5,140)
Ending balance	$384,311	$37,347